Guarantor Subsidiaries - Condensed Balance Sheets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 282,894	$ 341,855	$ 183,416	$ 145,857
Accounts receivable, net of allowances	58,331	41,246
Content library	177,409	142,386
Deferred income taxes	7,187	84,228
Prepaid expenses and other current assets	29,686	25,274
Intercompany receivables	0	0
Total current assets	555,507	634,989
Property and equipment, net	586,124	499,178
Notes receivable	26,731	24,374
Deferred income taxes	1,373	647
Goodwill and other intangible assets	344,063	274,583
Other long-term assets	47,927	17,066
Investment in subsidiaries	0	0
Total assets	1,561,725	1,450,837
Current Liabilities:
Accounts payable	250,588	175,550
Accrued payable to retailers	138,413	127,450
Other accrued liabilities	146,125	148,996
Current portion of long-term debt	15,529	13,986
Current portion of capital lease obligations	13,350	12,057
Deferred tax liabilities	0
Intercompany payables	0	0
Total current liabilities	564,005	478,039
Long-term debt and other long-term liabilities	341,179	359,288
Capital lease obligations	15,702	11,768
Deferred tax liabilities	91,751	87,840
Total liabilities	1,012,637	936,935
Commitments and contingencies
Stockholders’ Equity:
Preferred stock	0	0
Common stock	504,881	481,249
Treasury stock	(293,149)	(153,425)
Retained earnings	338,979	188,749
Accumulated comprehensive loss	(1,623)	(2,671)
Total stockholders' equity	549,088	513,902	426,009	395,278
Total liabilities and stockholders' equity	1,561,725	1,450,837
Reportable Legal Entities | Outerwall Inc.
Current Assets:
Cash and cash equivalents	242,489	310,259	146,268	127,675
Accounts receivable, net of allowances	887	515
Content library	1,130	456
Deferred income taxes	27,372	41,727
Prepaid expenses and other current assets	11,748	17,553
Intercompany receivables	119,848	121,729
Total current assets	403,474	492,239
Property and equipment, net	188,251	163,505
Notes receivable	26,731	24,374
Deferred income taxes	0	0
Goodwill and other intangible assets	253,395	255,740
Other long-term assets	18,992	12,603
Investment in subsidiaries	90,828	416,289
Total assets	981,671	1,364,750
Current Liabilities:
Accounts payable	21,368	22,510
Accrued payable to retailers	77,266	69,834
Other accrued liabilities	50,314	59,135
Current portion of long-term debt	15,312	10,938
Current portion of capital lease obligations	13,002	7,014
Deferred tax liabilities	0
Intercompany payables	56,473	255,351
Total current liabilities	233,735	424,782
Long-term debt and other long-term liabilities	322,279	344,652
Capital lease obligations	15,180	11,411
Deferred tax liabilities	54,855	56,500
Total liabilities	626,049	837,345
Commitments and contingencies
Stockholders’ Equity:
Preferred stock	0	0
Common stock	574,842	550,648
Treasury stock	(293,149)	(153,425)
Retained earnings	74,985	131,042
Accumulated comprehensive loss	(1,056)	(860)
Total stockholders' equity	355,622	527,405
Total liabilities and stockholders' equity	981,671	1,364,750
Reportable Legal Entities | Combined Guarantor Subsidiaries
Current Assets:
Cash and cash equivalents	0	0	6,963	5,825
Accounts receivable, net of allowances	56,293	40,506
Content library	173,339	141,930
Deferred income taxes	0	42,479
Prepaid expenses and other current assets	17,504	7,491
Intercompany receivables	76,878	395,791
Total current assets	324,014	628,197
Property and equipment, net	368,620	319,313
Notes receivable	0	0
Deferred income taxes	0	0
Goodwill and other intangible assets	90,614	18,843
Other long-term assets	28,906	4,463
Investment in subsidiaries	24,395	28,273
Total assets	836,549	999,089
Current Liabilities:
Accounts payable	225,463	152,799
Accrued payable to retailers	46,493	45,468
Other accrued liabilities	92,724	87,163
Current portion of long-term debt	217	3,048
Current portion of capital lease obligations	0	4,754
Deferred tax liabilities	21,084
Intercompany payables	108,347	255,954
Total current liabilities	494,328	549,186
Long-term debt and other long-term liabilities	18,724	14,636
Capital lease obligations	0	0
Deferred tax liabilities	36,857	31,313
Total liabilities	549,909	595,135
Commitments and contingencies
Stockholders’ Equity:
Preferred stock	0	0
Common stock	145,425	189,524
Treasury stock	0	0
Retained earnings	141,215	214,430
Accumulated comprehensive loss	0	0
Total stockholders' equity	286,640	403,954
Total liabilities and stockholders' equity	836,549	999,089
Reportable Legal Entities | Combined Non-Guarantor Subsidiaries
Current Assets:
Cash and cash equivalents	40,759	31,766	30,185	12,357
Accounts receivable, net of allowances	1,151	225
Content library	2,940	0
Deferred income taxes	899	22
Prepaid expenses and other current assets	434	230
Intercompany receivables	3,581	0
Total current assets	49,764	32,243
Property and equipment, net	29,253	16,360
Notes receivable	0	0
Deferred income taxes	1,334	640
Goodwill and other intangible assets	0	0
Other long-term assets	29	592
Investment in subsidiaries	0	0
Total assets	80,380	49,835
Current Liabilities:
Accounts payable	4,111	411
Accrued payable to retailers	14,654	12,148
Other accrued liabilities	3,087	3,290
Current portion of long-term debt	0	0
Current portion of capital lease obligations	348	289
Deferred tax liabilities	0
Intercompany payables	35,487	6,214
Total current liabilities	57,687	22,352
Long-term debt and other long-term liabilities	176	0
Capital lease obligations	522	357
Deferred tax liabilities	0	20
Total liabilities	58,385	22,729
Commitments and contingencies
Stockholders’ Equity:
Preferred stock	0	0
Common stock	12,444	12,444
Treasury stock	0	0
Retained earnings	10,118	16,473
Accumulated comprehensive loss	(567)	(1,811)
Total stockholders' equity	21,995	27,106
Total liabilities and stockholders' equity	80,380	49,835
Eliminations
Current Assets:
Cash and cash equivalents	(354)	(170)	0	0
Accounts receivable, net of allowances	0	0
Content library	0	0
Deferred income taxes	(21,084)	0
Prepaid expenses and other current assets	0	0
Intercompany receivables	(200,307)	(517,520)
Total current assets	(221,745)	(517,690)
Property and equipment, net	0	0
Notes receivable	0	0
Deferred income taxes	39	7
Goodwill and other intangible assets	54	0
Other long-term assets	0	(592)
Investment in subsidiaries	(115,223)	(444,562)
Total assets	(336,875)	(962,837)
Current Liabilities:
Accounts payable	(354)	(170)
Accrued payable to retailers	0	0
Other accrued liabilities	0	(592)
Current portion of long-term debt	0	0
Current portion of capital lease obligations	0	0
Deferred tax liabilities	(21,084)
Intercompany payables	(200,307)	(517,519)
Total current liabilities	(221,745)	(518,281)
Long-term debt and other long-term liabilities	0	0
Capital lease obligations	0	0
Deferred tax liabilities	39	7
Total liabilities	(221,706)	(518,274)
Commitments and contingencies
Stockholders’ Equity:
Preferred stock	0	0
Common stock	(227,830)	(271,367)
Treasury stock	0	0
Retained earnings	112,661	(173,196)
Accumulated comprehensive loss	0	0
Total stockholders' equity	(115,169)	(444,563)
Total liabilities and stockholders' equity	$ (336,875)	$ (962,837)